Reverse Stock Splits (Details)				12 Months Ended
	Feb. 07, 2017	Apr. 14, 2016	Jan. 15, 2016	Dec. 31, 2016
Reverse Stock Splits (Textual)
Reverse stock split, description		200-to-1 reverse stock split	60-to-1 reverse stock split	1-for-10,000
Subsequent Event [Member]
Reverse Stock Splits (Textual)
Reverse stock split, description	5,000-to-1 reverse stock split